SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 6,043	$ 5,640	$ 4,835
Less accumulated depreciation	(2,726)	(2,326)	(1,753)
Net Property and equipment	3,317	3,314	3,082
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	1,349	1,321	1,265
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	2,479	2,479	2,479
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	1,692	1,435	948
Software Development [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	117
Molds [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 406	$ 405	$ 143